Property, Equipment and Software - Schedule of Depreciation and Amortization Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property Plant And Equipment [Line Items]
Depreciation and amortization of property, equipment and software	¥ 13,704	$ 1,969	¥ 13,145	¥ 9,083
Cost of Revenues
Property Plant And Equipment [Line Items]
Depreciation and amortization of property, equipment and software	1,899		1,260	64
Research and development expenses
Property Plant And Equipment [Line Items]
Depreciation and amortization of property, equipment and software	3,662		5,197	3,774
Sales and marketing expenses
Property Plant And Equipment [Line Items]
Depreciation and amortization of property, equipment and software	81		21	121
General and administrative expenses
Property Plant And Equipment [Line Items]
Depreciation and amortization of property, equipment and software	¥ 8,062		¥ 6,667	¥ 5,124